Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (7,113)	$ (32,712)	$ 25,215	$ (68,860)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	457	321	451	93
Changes in operating assets and liabilities:
Accounts receivable		16,704	28,048	(37,000)
Accrued expenses	(32,560)	13,100	21,036	36,964
Deferred revenue	(39,665)	(10,419)	4,604	43,638
Net cash used in operating activities	(78,881)	(13,006)	79,354	(25,165)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of computer equipment		(2,399)	(2,311)	(558)
Net cash used in investing activities		(2,399)	(2,311)	(558)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances from (repayments to) stockholder	(1,672)	5,427	(15,919)	37,660
Proceeds from sale of common stock		35,000	35,000
Net cash provided by (used in) financing activities	(1,672)	40,427	19,081	37,660
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(4,541)	60	8,003	(1,635)
NET CHANGE IN CASH	(85,094)	25,082	104,127	10,302
CASH BALANCE AT BEGINNING OF REPORTING PERIOD	114,429	10,302	10,302
CASH BALANCE AT END OF REPORTING PERIOD	29,335	35,384	114,429	10,302
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid
Income tax paid